NOTE PAYABLE, RELATED PARTY (Details Narrative) - USD ($)	3 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Feb. 02, 2021	Jul. 07, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes payable - related party						$ 2,162,562	$ 2,162,562
Common stock, par value	$ 0.001				$ 0.001	$ 0.001	$ 0.001		$ 0.001
Loss on the extinguishment of debt			$ 297,138		$ 297,138
Amortization debt discount					5,932,883		26,993
Repayments of related party debt	105,822		137,500		137,500
Convertible Note Payable [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amortization debt discount	22,411		15,467		180,084
Note payable	94,644
Interest and Debt Expense					0
Amir 2021 Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loss on the extinguishment of debt					297,138
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, face amount	1,000,000				1,000,000
Chief Executive Officer [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Advances			135,000			$ 5,000,000	$ 5,000,000
Notes Payable, Interest rate						0.00%	0.00%
Notes payable - related party						$ 2,162,562	$ 2,162,562
Note payable	1,164,042				1,269,864	0	0
Repayments of related party debt		$ 0		$ 67,163
Amir Ben-Yohanan [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Advances								$ 2,400,000
Notes Payable, Interest rate								8.00%
Debt instrument, face amount								$ 2,400,000
Loss on the extinguishment of debt	297,138
Repayments of related party debt	105,822		$ 0
Holder [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, convertible amount	$ 1,000,000				$ 1,000,000
Common stock, par value	$ 0.001				$ 0.001
Note payable agreement [Member] | Chief Executive Officer [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Advances						$ 5,000,000	$ 5,000,000
Notes Payable, Interest rate						0.00%	0.00%
Debt instrument maturity date						Jan. 31, 2023
Notes payable - related party						$ 2,162,562	$ 2,162,562